Significant Components of Contract Acquisition Costs (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Conversion costs, net	$ 159,339	$ 112,177
Payments for processing rights, net	76,966	72,651
Total	$ 236,305	$ 184,828